Finance Revenue and Costs (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of finance costs recognized in earnings
Finance costs recognized in earnings were as follows:

(000s)	2017	2016
Interest on convertible debenture	$1,089	$4,418
Interest on long-term debt	3,994	—
Interest on note payable	532	140
Interest on reserves-based lending facility	289	—
Interest on borrowing base facility	—	786
Amortization of deferred financing costs	329	724
Finance costs	$6,233	$6,068